Stock Option Plans and Agreements (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock Option Plans and Agreements
Number Of Options Outstanding, Beginning	143,401	12,430,500	145,474
Number of options granted	1,267	23,420	25,067
Number of options expired	(4,634)	(600)	(4,466)
Number Of Options Outstanding, Ending	140,034	143,401	165,742
Number of options vested or expected to vest	133,234	133,400
Number of options exercisable	133,234	133,067
Weighted Average Exercise Price Outstanding, Beginning	$ 0.08	$ 0.05	$ 3.90
Weighted average exercise price granted	0.13	15.98	6.15
Weighted average exercise price expired	0.04	7.13	10.95
Weighted Average Exercise Price Outstanding, Ending	0.08	5.85	$ 3.98
Weighted average exercise price vested or expected to vest	0.07	4.95
Weighted average exercise price exercisable	$ 0.07	$ 4.88
Weighted-average remaining contractual term outstanding	2 years 10 months 24 days	3 years 4 months 24 days
Weighted-average remaining contractual term vested or expected to vest	2 years 10 months 24 days	3 years 3 months 18 days
Weighted-average remaining contractual term exercisable	2 years 10 months 24 days	3 years 3 months 18 days
Aggregate intrinsic value outstanding	$ 870,900	$ 544,100
Aggregate intrinsic value vested or expected to vest	870,900	544,100
Aggregate intrinsic value exercisable	$ 870,900	$ 544,100